                   FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Equity and Income Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. -- CLASS B
     Global Thematic Growth Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Dynamic Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Equity Income Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Mid Cap Core Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Third Avenue Small Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B

Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4587.

Certain Underlying Funds have been subject to a name change or substitution . Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge............   1.25%(1)
Administrative Expense Charge................   0.15%
                                                -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES........   1.40%

------------
(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio --Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-457-4587.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)......................    0.35%       1.23%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund...........    0.38%       --             0.29%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC. -- CLASS B
 Global Thematic Growth Portfolio..............    0.75%     0.25%            0.23%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio........    0.55%     0.25%            0.22%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund........    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund....................    0.64%     0.25%            0.14%



                                                  ACQUIRED     TOTAL                      NET TOTAL
                                                 FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                                    AND      OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
----------------------------------------------- ----------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund........... 0.01%         0.68%     0.01%            0.67%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC. -- CLASS B
 Global Thematic Growth Portfolio.............. --            1.23%     --               1.23%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio....................... --            0.89%     --               0.89%
 Dynamic Capital Appreciation Portfolio........ --            1.02%     --               1.02%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund........ --            1.05%     --               1.05%
 Templeton Foreign VIP Fund.................... --            1.03%     --               1.03%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio.......................................    0.70%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................    0.65%       --             0.08%
 ClearBridge Variable Mid Cap Core
  Portfolio.......................................    0.75%       --             0.14%
 ClearBridge Variable Small Cap Growth
  Portfolio.......................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio..................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+.....................................    0.64%     0.25%            0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --             0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................    0.73%     0.25%            0.03%
 WMC Large Cap Research Portfolio --
  Class E.........................................    0.59%     0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --             0.02%
 BlackRock Capital Appreciation Portfolio
  -- Class A......................................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%            0.02%



                                                     ACQUIRED     TOTAL                      NET TOTAL
                                                    FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                                       AND      OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- ---------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --          0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio.......................................   --          0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio.......................................   --          0.82%     0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................   --          0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................   --          0.73%     0.00%              0.73%
 ClearBridge Variable Mid Cap Core
  Portfolio.......................................   --          0.89%     0.00%              0.89%
 ClearBridge Variable Small Cap Growth
  Portfolio.......................................   --          0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio..................................   --          0.81%     0.00%              0.81%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%         0.77%       --               0.77%
 Invesco Comstock Portfolio -- Class B............   --          0.84%     0.02%              0.82%
 MFS(R) Research International Portfolio --
  Class B.........................................   --          1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+.....................................   --          0.94%     0.01%              0.93%
 PIMCO Total Return Portfolio -- Class B..........   --          0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --          0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --          0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --          0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --          0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................   --          1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E.........................................   --          0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................   --          0.35%     0.00%              0.35%
 BlackRock Capital Appreciation Portfolio
  -- Class A......................................   --          0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A.........................................   --          0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --          0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class B.............   --          0.87%     0.07%              0.80%
 MetLife Stock Index Portfolio -- Class B.........   --          0.52%     0.01%              0.51%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................    0.60%     0.25%            0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A+..........    0.47%     --             0.02%



                                                    ACQUIRED     TOTAL                      NET TOTAL
                                                   FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                                      AND      OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- ----------- ----------- ---------------- -----------
 MFS(R) Total Return Portfolio -- Class F........     --        0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............     --        0.82%     0.14%              0.68%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................     --        0.88%     0.01%              0.87%
 Western Asset Management
  U.S. Government Portfolio -- Class A+..........     --        0.49%     0.01%              0.48%

+     Not available under all Contracts. Availability depends on Contract issue date.
++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


The current variable funding options are listed below, along with their investment advisers and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- ----------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Equity and Income Fund   Seeks both capital appreciation and     Invesco Advisers, Inc.
                                      current income.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 SERIES FUND, INC. -- CLASS B
Global Thematic Growth Portfolio      Seeks long-term growth of capital.      AllianceBernstein L.P.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio               Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation          Seeks capital appreciation.             Fidelity Management & Research
 Portfolio                                                                    Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.         Templeton Investment Counsel, LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                             Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Appreciation     Seeks long-term appreciation of         Legg Mason Partners Fund Advisor, LLC
 Portfolio                            capital.                                Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Equity Income    Seeks a high level of current income.   Legg Mason Partners Fund Advisor, LLC
 Portfolio                            Long-term capital appreciation is a     Subadviser: ClearBridge Investments,
                                      secondary objective.                    LLC
ClearBridge Variable Large Cap        Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                             Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Large Cap        Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Value Portfolio                      Current income is a secondary           Subadviser: ClearBridge Investments,
                                      objective.                              LLC
ClearBridge Variable Mid Cap Core     Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Portfolio                                                                    Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Small Cap        Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                             Subadviser: ClearBridge Investments,
                                                                              LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High    Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
 Yield Bond Portfolio                                                         Subadvisers: Western Asset Management
                                                                              Company; Western Asset Management
                                                                              Company Limited; Western Asset
                                                                              Management Company Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --     Seeks to maximize total return,         MetLife Advisers, LLC
 Class A                              consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment                  Management, Inc.
                                      management.
Invesco Comstock Portfolio --         Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
MFS(R) Research International         Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company
Morgan Stanley Mid Cap Growth         Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B+                                                        Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio --       Seeks maximum total return,             MetLife Advisers, LLC
 Class B                              consistent with the preservation of     Subadviser: Pacific Investment
                                      capital and prudent investment          Management Company LLC
                                      management.
Pioneer Fund Portfolio -- Class A     Seeks reasonable income and capital     MetLife Advisers, LLC
                                      growth.                                 Subadviser: Pioneer Investment
                                                                              Management, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Third Avenue Management
                                                                                 LLC
WMC Large Cap Research Portfolio        Seeks long-term capital appreciation.    MetLife Advisers, LLC
 -- Class E                                                                      Subadviser: Wellington Management
                                                                                 Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio        Seeks a high level of current income     MetLife Advisers, LLC
 -- Class A                             consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital                    MetLife Advisers, LLC
 Class D                                appreciation.                            Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --        Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                        Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class F                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class D       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
T. Rowe Price Large Cap Growth          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management                Seeks to maximize total return           MetLife Advisers, LLC
 U.S. Government Portfolio --           consistent with preservation of          Subadviser: Western Asset Management
 Class A+                               capital and maintenance of liquidity.    Company

+     Not available under all Contracts. Availability depends on Contract issue date.
++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS
--------------------------------------------------------------------------------
Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of the Underlying Fund, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth Securities Fund         Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                    WMC Large Cap Research Portfolio

UNDERLYING FUND SUBSTITUTION

The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                               OTHER INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company